Debt - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Outstanding principal amount		$ 3,615,869
Revolving line of credit	0
Subsidiary One
Debt Instrument [Line Items]
Outstanding principal amount		300,000
Debt interest rate		12.00%
BOCO Investments, LLC
Debt Instrument [Line Items]
Line of credit, maximum capacity	2,000,000
Interest rate on line of credit	8.00%
Borrowings against line of credit facility	$ 0	$ 0